SUBSEQUENT EVENTS (Details Narratives) (USD $)	6 Months Ended	8 Months Ended
	Feb. 28, 2015 sqft	Aug. 31, 2014	Mar. 31, 2015
Gross proceeds		$ 500,000
Warrant purchase exercise price		$ 1.30
Total base rent payable	1,282,932
Annual rent	9,137
Lease Area	10,699
Exercise price			$ 1.00
Convertible Note			295,000
Additional convertible debt			$ 250,000
Shares common stock	43,382,900
Shares exercised	4,286,450
Common Stock [Member]
Shares common stock			5,673,980